BONDS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Corporate Bond Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Interest expenses	¥ 1,996	¥ 2,868	¥ 2,991